Accounting pronouncements	12 Months Ended
Dec. 31, 2011
Accounting pronouncements
Accounting pronouncements

4    Accounting pronouncements

Accounting standards adopted in 2011

             Accounting Standards Update—ASU number 2011-12 Comprehensive Income (Topic 220). The amendments in this update supersede certain pending paragraphs in Accounting Standards Update No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, to effectively defer only those changes in update 2011-05 that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. The amendments in this Update are effective for public entities for fiscal years, and interim periods within those years, beginning after December 15, 2011.

             ASU number 2011-11 Balance Sheet: Disclosures about Offsetting Assets and Liabilities (Topic 210). Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. This pronouncement will be effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.

             ASU number 2011-08 Intangibles—Goodwill and Other (Topic 350). The objective of this Update is to simplify how entities, both public and nonpublic, test goodwill for impairment. The amendments in the update permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.

             ASU number 2011-05 Comprehensive Income (Topic 220): Presentation of Comprehensive Income. The objective of this update is to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income, so an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income. The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.

             ASU number 2011-04: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in USGAAP and IFRSs. The amendments in this update generally represent clarifications of Topic 820, but also include some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. The amendments are effective during interim and annual periods beginning after December 15, 2011.

             ASU number 2011-03: Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements. The amendments in this update remove from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2) the collateral maintenance implementation guidance related to that criterion. The Company adopted this standard with no impact on our financial position, results of operations or liquidity. The amendments in this update are effective for the first interim or annual period beginning on or after December 15, 2011.

             ASU number 2011-02: Receivables (Topic 310)—A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring. The amendments in this update would provide additional guidance to assist creditors in determining whether a restructuring of a receivable meets the criteria to be considered a troubled debt restructuring. The Company adopted this standard with no impact on its financial position, results of operations or liquidity. The amendments in this update are effective for the first interim or annual period beginning on or after June 15, 2011.